August 11, 2009

Securities and Exchange Commission
Division of Corporate Finance
100 F Street NE
Mail Stop 3561
Washington, DC  20549

Attn: Amanda Ravitz

Re:

BMW Financial Services NA, LLC

BMW FS Securities LLC

Amendment No. 2 to the Registration Statement on
Form S-3

Filed August 11, 2009

File No. 333-159922

Dear Ms. Ravitz:

On July 20, 2009, our client, BMW Financial Services NA, LLC (the “Company”), delivered to your department of the Securities and Exchange Commission Amendment No. 1 to the Registration Statement on Form S-3/A, File No. 333-159922, including a representative form of a prospectus supplement for use in offering a series of asset-backed notes (“Prospectus Supplement ”) and a base prospectus (the “Base Prospectus,” and together with the Prospectus Supplement, the “Documents”).

The Company is now submitting an R-Tagged Amendment No. 2 (“Amendment No. 2”) to the Registration Statement on Form S-3.  The purpose of this filing is to increase the amount of securities which may be offered under this shelf registration and to complete Item 14 in Part II of Amendment No. 2.  No changes have been made to the Documents filed on July  20, 2009, other than (i) updating the date of the Base Prospectus on the cover page of the Base Prospectus and the cover page of the Prospectus Supplement, (ii) replacing Exhibit 5.1 (legality opinion) and Exhibit 8.1 (tax opinion) with opinions issued by Bingham McCutchen LLP, due to the combination of McKee Nelson LLP and Bingham McCutchen LLP, and updating the dates thereof and (iii) revising references to McKee Nelson LLP to be references to Bingham McCutchen LLP due to the combination of McKee Nelson LLP with Bingham McCutchen LLP.

Should you have any questions or comments please contact Reed Auerbach at 212-705-7400 or Matt Joseph at 212-705-7333.

Sincerely,

/s/ Reed Auerbach

Reed Auerbach

cc:

Lisa Latier, Esq.